Employee Remuneration	3 Months Ended
Jul. 31, 2024
Disclosure of employee benefits expenses [abstract]
EMPLOYEE REMUNERATION
10.
EMPLOYEE REMUNERATION

Expenses recognized for employee benefits for the three months ended July 31, 2024 and 2023 are detailed below:

(in thousands)	2024 $	2023 $
Wages, salaries	2,674	2,780
Employee benefits	210	340
Payroll taxes	200	181
Severance	—	60
Share-based payments	165	823
	3,249	4,184